Income Taxes Income Taxes (Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Additions charged to expense [Member]	Dec. 31, 2012 Additions charged to expense [Member]	Dec. 31, 2011 Additions charged to expense [Member]	Dec. 31, 2013 Deductions - other [Member]	Dec. 31, 2012 Deductions - other [Member]	Dec. 31, 2011 Deductions - other [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1,	$ 1,919	$ 1,946	$ 1,418	$ 50
Increase (decrease) in valuation allowance from continuing operations					0	528	1,368	(27)	0	0
Balance at December 31,	$ 1,919	$ 1,946	$ 1,418	$ 50